UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05809

        Nuveen Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Performance Plus Muncipal Fund, Inc. (NPP)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1% (0.1% of Total Investments)
	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
$ 1,435	5.625%, 2/01/22 – FGIC Insured	8/09 at 100.00	Caa3	$ 497,543
1,505	5.375%, 2/01/27 – FGIC Insured	8/09 at 100.00	Caa3	521,362
2,940	Total Alabama			1,018,905
	Alaska – 0.1% (0.1% of Total Investments)
2,200	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,203,554
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.4% (0.9% of Total Investments)
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22	7/12 at 100.00	AAA	1,123,240
	(Pre-refunded 7/01/12)
	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds,
	Series 2002B:
5,365	5.750%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,574,396
5,055	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	7/12 at 100.00	AA–	5,225,000
11,420	Total Arizona			11,922,636
	Arkansas – 0.4% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%,	5/13 at 100.00	N/R	2,627,173
	5/01/28 – ACA Insured
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	Baa1	802,820
	Series 2005A, 5.000%, 2/01/35
6,080	Total Arkansas			3,429,993
	California – 15.7% (10.2% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	2,646,665
	2004A, 0.000%, 10/01/25 – AMBAC Insured
11,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	5,942,970
	Improvement Project, Series 1997C, 0.000%, 9/01/20 – FSA Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
4,000	6.000%, 5/01/15 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	4,601,440
3,175	5.375%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,598,545
3,365	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	2,788,239
	Health System/West, Series 2003A, 5.000%, 3/01/33
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	4,316,600
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	6,170,710
2,380	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	2,213,590
	Institutes, Series 2001, 5.250%, 10/01/34
3,500	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	3,052,805
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
5,000	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A	4,728,400
6,435	California, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A	7,399,542
16,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A	14,758,720
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AAA	4,095,550
	2006C, 5.000%, 8/01/32 – FSA Insured
1,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	811,110
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	4,244,500
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	11,879,200
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A,	12/09 at 100.00	N/R (4)	1,099,480
	5.125%, 12/01/23 – AMBAC Insured (ETM)
13,450	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	16,359,639
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – MBIA Insured
4,020	Palmdale Community Redevelopment Agency, California, Residential Mortgage Revenue Refunding	No Opt. Call	AAA	4,126,932
	Bonds, Series 1991A, 7.150%, 2/01/10 (ETM)
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage	No Opt. Call	AAA	3,151,654
	Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA–	1,882,118
	Tender Option Bond Trust 3504, 19.396%, 8/01/39 (IF)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	2,000,660
	International Airport, Second Series 2001, Issue 27B, 5.125%, 5/01/26 – FGIC Insured
3,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	402,060
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
2,610	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	2,060,125
	Bonds, Series 2005A-1, 4.750%, 6/01/23
14,150	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	8/11 at 103.00	AA–	16,147,414
	Refunding Bonds, Series 1997A, 7.200%, 2/01/16 – MBIA Insured
141,240	Total California			130,478,668
	Colorado – 8.1% (5.3% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	5,586,888
	5.000%, 12/15/24 – FSA Insured
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	2,660,730
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – SYNCORA GTY Insured
7,660	Colorado Health Facilities Authority, Revenue Refunding and Improvement Bonds, Boulder	10/09 at 100.00	A2	7,660,766
	Community Hospital, Series 1994B, 5.875%, 10/01/23 – MBIA Insured
5,860	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	6,384,997
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
4,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	4,623,525
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
20,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	22,434,799
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
12,855	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	5,652,215
	9/01/21 – MBIA Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
15,700	0.000%, 9/01/32 – MBIA Insured	No Opt. Call	A	2,750,640
33,120	0.000%, 9/01/33 – MBIA Insured	No Opt. Call	A	5,355,835
18,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	A	2,407,405
	MBIA Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	798,397
	12/15/24 – FSA Insured (UB)
1,330	University of Colorado Hospital Authority, Revenue Bonds, Series 1999A, 5.000%, 11/15/29 –	11/09 at 101.00	A3	1,152,565
	AMBAC Insured
128,520	Total Colorado			67,468,762
	District of Columbia – 1.8% (1.2% of Total Investments)
4,870	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	4,705,540
	Series 2001, 6.250%, 5/15/24
5,590	District of Columbia, General Obligation Bonds, Series 1999B, 5.500%, 6/01/13 – FSA Insured	6/11 at 100.00	AAA	5,664,235
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	A	4,267,350
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
15,460	Total District of Columbia			14,637,125
	Florida – 7.8% (5.1% of Total Investments)
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice
	Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,529,488
1,805	5.800%, 1/01/36 – FSA Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	1,808,772

5,300	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	No Opt. Call	Aa1	5,688,384
	Group, Series 2003A, 5.250%, 11/15/14
2,085	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-11, 5.850%,	1/10 at 100.00	AAA	2,092,360
	1/01/22 – FSA Insured (Alternative Minimum Tax)
5,350	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%,	1/16 at 100.00	AA+	5,008,296
	7/01/37 (Alternative Minimum Tax)
10,050	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay	6/10 at 101.00	AAA	10,408,082
	Refunding Bonds, Series 2000D, 5.750%, 6/01/22
7,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	Aa3	7,104,790
	Series 2003A, 5.250%, 10/01/17 – MBIA Insured (Alternative Minimum Tax)
10,000	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured (UB)	4/15 at 100.00	AAA	9,832,700
10,750	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/09 at 100.00	BB+	10,660,775
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,570	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	2,579,483
	Country Club Villas II Project, Series 2001-1A, 5.850%, 1/01/37 – FSA Insured (Alternative
	Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	2,863,140
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,700	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special	5/12 at 102.00	BBB–	1,422,186
	Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured
4,500	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	A	3,554,370
	Series 2007, 5.000%, 7/01/40 – MBIA Insured
66,155	Total Florida			64,552,826
	Georgia – 2.7% (1.8% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A	5,098,650
	FGIC Insured
2,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	A	1,928,380
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – MBIA Insured (Alternative Minimum Tax)
15,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	11/09 at 101.00	AA (4)	15,338,550
	1999A, 5.500%, 11/01/25 (Pre-refunded 11/01/09)
22,000	Total Georgia			22,365,580
	Idaho – 0.1% (0.1% of Total Investments)
320	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%,	1/10 at 100.00	Aa3	325,936
	7/01/14 (Alternative Minimum Tax)
275	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000G-2, 5.950%,	7/10 at 100.00	Aa2	280,715
	7/01/25 (Alternative Minimum Tax)
595	Total Idaho			606,651
	Illinois – 25.1% (16.3% of Total Investments)
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	6,014,000
	Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	5,642,900
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	19,183,613
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	18,350,085
9,240	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – MBIA Insured	1/10 at 100.00	A	9,240,092
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,598,367
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	5,646,640
15,285	0.000%, 11/01/19	No Opt. Call	AAA	10,129,981
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008, 5.250%,	8/18 at 100.00	AAA	1,854,260
	8/15/47 – AGC Insured (UB)
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	4,933,867
	Trust 1137, 8.922%, 7/01/46 (IF)
4,590	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,382,119
	Health System, Series 2003, 5.150%, 2/15/37

1,180	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	1,110,675
	5.750%, 7/01/29
3,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	A–	3,341,835
	6.000%, 7/01/33
4,580	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center IX Inc., Series 2000,	8/10 at 102.00	Aaa	4,681,584
	6.250%, 8/20/35
1,900	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/09 at 101.00	BBB	1,970,376
	Centers, Series 1999, 5.250%, 8/15/15 (Mandatory put 8/15/09)
7,250	Kane, Kendall, LaSalle, and Will Counties, Illinois, Community College District 516, General	12/13 at 57.71	AA–	3,246,188
	Obligation Bonds, Series 2005E, 0.000%, 12/15/24 – FGIC Insured
3,700	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series	11/09 at 100.00	Aaa	3,758,090
	1999A, 7.000%, 11/01/29 (Pre-refunded 11/01/09) (Alternative Minimum Tax)
6,000	McHenry County Conservation District, Illinois, General Obligation Bonds, Series 2001A,	2/11 at 100.00	Aa1 (4)	6,445,980
	5.625%, 2/01/21 (Pre-refunded 2/01/11) – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	4,968,650
	Project, Series 2002A, 5.250%, 6/15/42 – MBIA Insured
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	13,903,256
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – MBIA Insured	No Opt. Call	A	6,208,512
16,570	0.000%, 12/15/20 – MBIA Insured	No Opt. Call	A	9,559,233
23,550	0.000%, 12/15/22 – MBIA Insured	No Opt. Call	A	11,855,541
13,000	0.000%, 12/15/24 – MBIA Insured	No Opt. Call	A	5,696,600
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	5,644,884
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	6,038,326
	Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	21,397,088
	Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – FSA Insured
6,090	Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds, Villa Vianney, Series 1999A,	10/09 at 102.00	AAA	6,223,006
	6.450%, 10/01/29
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa3	4,951,600
	Bonds, Series 2006, 0.000%, 1/01/23 – FSA Insured
281,380	Total Illinois			207,977,348
	Indiana – 5.8% (3.8% of Total Investments)
2,465	Danville Multi-School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	7/11 at 100.00	A	2,572,400
	2001, 5.250%, 7/15/18 – AMBAC Insured
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,023,800
	System, Series 2006, 5.250%, 8/01/36
14,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.00	A+ (4)	14,925,120
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation	2/16 at 100.00	A+	706,988
	Group, Series 2006B, 5.000%, 2/15/23
2,210	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,518,185
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated	1/10 at 100.00	A (4)	4,333,219
	Group, Series 1997, 5.250%, 7/01/22 – MBIA Insured (ETM)
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	2,617,320
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	1,551,020
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2000:
1,285	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	1,367,150
6,715	5.375%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+ (4)	7,144,290
3,105	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	Aa1	3,317,320
1,000	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Taxes Lease	6/11 at 100.00	AA–	1,006,210
	Rental Revenue Refunding Senior Bonds, Series 2001A, 5.000%, 6/01/21 – MBIA Insured
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds,	7/15 at 100.00	AA+	2,392,964
	Series 2005, 4.375%, 7/15/26 – MBIA Insured

1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AA+	1,873,530
	5.000%, 7/15/25 – MBIA Insured
48,045	Total Indiana			48,349,516
	Iowa – 2.2% (1.4% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,206,795
	5.500%, 7/01/21
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,000	5.375%, 6/01/38	6/15 at 100.00	BBB	2,990,500
3,925	5.500%, 6/01/42	6/15 at 100.00	BBB	2,347,778
5,400	5.625%, 6/01/46	6/15 at 100.00	BBB	3,254,040
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	3,164,355
	5.600%, 6/01/34
5,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	5,435,850
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)
25,325	Total Iowa			18,399,318
	Kansas – 1.6% (1.0% of Total Investments)
3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004, 5.000%, 3/01/23 (UB)	3/14 at 100.00	AAA	4,033,659
5,790	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	5,833,309
	2000, 3.500%, 9/01/17
3,200	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2001,	9/11 at 100.00	AAA	3,231,808
	4.000%, 9/01/21 – FSA Insured
12,780	Total Kansas			13,098,776
	Louisiana – 3.0% (1.9% of Total Investments)
650	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/09 at 101.00	Aaa	650,780
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26
4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 –	11/14 at 100.00	A1	4,132,920
	MBIA Insured
4,650	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	4,575,135
	2004, 5.250%, 7/01/33 – MBIA Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
10,000	5.500%, 5/15/30	5/11 at 101.00	BBB	9,857,800
6,680	5.875%, 5/15/39	5/11 at 101.00	BBB	5,360,767
25,980	Total Louisiana			24,577,402
	Maine – 0.7% (0.4% of Total Investments)
5,680	Portland, Maine, Airport Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – FSA Insured	7/13 at 100.00	AAA	5,683,749
	Maryland – 1.6% (1.1% of Total Investments)
7,720	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A2	7,465,626
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/20 – AMBAC Insured
	(Alternative Minimum Tax)
5,660	Takoma Park, Maryland, Hospital Facilities Revenue Refunding and Improvement Bonds, Washington	No Opt. Call	AAA	6,128,252
	Adventist Hospital, Series 1995, 6.500%, 9/01/12 – FSA Insured (ETM)
13,380	Total Maryland			13,593,878
	Massachusetts – 6.0% (3.9% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – MBIA Insured	2/12 at 100.00	A	3,806,440
5,625	5.125%, 2/01/34 – MBIA Insured	2/12 at 100.00	A	5,004,000
940	Massachusetts Educational Finance Authority, Student Loan Revenue Refunding Bonds, Series	12/09 at 101.00	AA	956,055
	2000G, 5.700%, 12/01/11 – MBIA Insured (Alternative Minimum Tax)
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AAA	8,870,553
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	422,815
	Series 2008E-1, 5.125%, 7/01/38
1,530	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Southcoast Health	1/10 at 100.50	A2	1,267,330
	System Obligated Group, Series 1998A, 4.750%, 7/01/27 – MBIA Insured
5,745	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/09 at 101.00	BBB	4,893,419
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

10,675	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/10 at 100.00	A	8,995,716
	1997A, 5.000%, 1/01/37 – MBIA Insured
890	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.250%, 11/01/30	11/12 at 100.00	AA (4)	1,001,045
	(Pre-refunded 11/01/12)
	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
1,255	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA (4)	1,410,043
3,745	5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA (4)	4,207,657
8,500	Route 3 North Transportation Improvements Association, Massachusetts, Lease Revenue Bonds,	6/10 at 100.00	A (4)	8,869,240
	Series 2000, 5.375%, 6/15/33 (Pre-refunded 6/15/10) – MBIA Insured
52,135	Total Massachusetts			49,704,313
	Michigan – 5.0% (3.2% of Total Investments)
6,155	Birmingham City School District, Oakland County, Michigan, School Building and Site Bonds,	11/09 at 100.00	AAA	6,160,170
	Series 1998, 4.750%, 11/01/24 – FSA Insured
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	4,299,650
	7/01/35 – MBIA Insured
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	A+	1,505,790
	5.000%, 10/15/24
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	A+	4,839,000
	5.000%, 10/15/29 – MBIA Insured
7,115	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	8,153,007
	System, Series 2003A, 5.500%, 3/01/16 (Pre-refunded 3/01/13)
3,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	A	2,655,120
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,291,953
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,302,375
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
10,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Wayne County Airport,	12/09 at 100.50	A	9,924,600
	Series 1998A, 5.375%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
41,970	Total Michigan			41,131,665
	Minnesota – 3.1% (2.0% of Total Investments)
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Airport Revenue	1/11 at 100.00	A (4)	3,193,620
	Bonds, Series 2001C, 5.250%, 1/01/26 (Pre-refunded 1/01/11) – FGIC Insured
18,820	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	22,378,673
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured
21,820	Total Minnesota			25,572,293
	Mississippi – 1.4% (0.9% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/09 at 100.00	BBB	8,902,335
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,500,319
	Healthcare, Series 2004, 5.000%, 9/01/24 (UB)
12,225	Total Mississippi			11,402,654
	Missouri – 1.8% (1.1% of Total Investments)
6,350	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B,	9/12 at 100.00	A+	6,626,606
	5.250%, 9/01/17 – FGIC Insured
1,845	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	1,911,623
	2003, 5.250%, 5/15/18
3,815	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA– (4)	4,160,525
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,897,340
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – FSA Insured
14,010	Total Missouri			14,596,094
	Montana – 0.5% (0.4% of Total Investments)
545	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	12/09 at 100.00	AA+	558,478
	(Alternative Minimum Tax)
4,795	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	12/09 at 100.50	A2	3,970,692
	Subordinate Series 1998B, 5.500%, 12/01/31 (Alternative Minimum Tax)
5,340	Total Montana			4,529,170
	Nebraska – 0.1% (0.1% of Total Investments)
1,110	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2000E,	9/10 at 100.00	AAA	1,150,204
	5.850%, 9/01/20 (Alternative Minimum Tax)
	Nevada – 2.6% (1.7% of Total Investments)
10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AA (4)	12,286,916
	(Pre-refunded 6/15/12) – MBIA Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
3,500	0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	Caa2	317,625
2,780	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	Caa2	144,060
6,980	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	Caa2	1,399,909
5,000	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	4,545,800
	5.250%, 7/01/31
2,500	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 17.924%,	7/17 at 100.00	AAA	2,570,350
	7/01/31 – BHAC Insured (IF)
31,660	Total Nevada			21,264,660
	New Hampshire – 1.3% (0.9% of Total Investments)
	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,
	Countryside LP, Series 1994:
3,725	6.000%, 7/01/18 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	3,805,497
6,945	6.100%, 7/01/24 (Alternative Minimum Tax)	7/10 at 101.00	Aaa	7,061,745
10,670	Total New Hampshire			10,867,242
	New Jersey – 7.8% (5.1% of Total Investments)
2,110	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	Aaa	2,172,498
	6.000%, 6/01/13 – MBIA Insured (Alternative Minimum Tax)
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C,	No Opt. Call	AAA	5,047,335
	5.500%, 12/15/18 – FSA Insured
9,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	10,731,388
	5.500%, 6/15/23 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
35,000	0.000%, 12/15/29 – FSA Insured	No Opt. Call	AAA	10,257,800
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	2,666,200
10,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/20 – FSA Insured (UB)	7/13 at 100.00	AAA	10,525,600
10,055	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	10,987,601
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
4,450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	5,364,119
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2000:
3,150	5.500%, 9/01/21 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	Baa1 (4)	3,322,211
3,335	5.500%, 9/01/22 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 100.00	Baa1 (4)	3,517,324
91,850	Total New Jersey			64,592,076
	New York – 6.9% (4.5% of Total Investments)
5,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	5,707,405
	Health, Series 2004, 5.050%, 2/15/25
1,910	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program,	1/10 at 100.50	N/R	1,923,924
	Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,
	Series 1999:
1,580	6.375%, 7/01/13 – RAAI Insured	1/10 at 101.00	BBB–	1,598,202
9,235	6.125%, 7/01/21 – RAAI Insured	1/10 at 101.00	BBB–	9,324,764
1,500	Dormitory Authority of the State of New York, Revenue Bonds, St. Barnabas Hospital, Series	8/09 at 100.00	N/R	1,499,940
	1997, 5.450%, 8/01/35 – AMBAC Insured

1,500	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	Baa2	1,484,235
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory
	put 6/01/10)
13,220	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	13,574,296
	5.500%, 11/15/26 – FSA Insured
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006,	11/16 at 100.00	AAA	12,459,504
	4.500%, 11/15/32 – FSA Insured (UB)
6,300	New York City, New York, General Obligation Bonds, Fiscal Series 2000A, 6.250%, 5/15/26 –	5/10 at 101.00	AAA	6,612,417
	FSA Insured
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/09 at 101.00	A	2,696,460
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
57,345	Total New York			56,881,147
	North Carolina – 1.6% (1.0% of Total Investments)
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	5,665,184
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1998A, 5.000%,	1/10 at 100.00	AA–	2,004,440
	1/01/20 – MBIA Insured
5,500	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	5,367,340
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/39
12,400	Total North Carolina			13,036,964
	Ohio – 6.5% (4.2% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	9,487,200
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
315	5.125%, 6/01/24	6/17 at 100.00	BBB	259,481
3,570	5.875%, 6/01/30	6/17 at 100.00	BBB	2,515,136
4,675	5.750%, 6/01/34	6/17 at 100.00	BBB	3,022,434
2,400	6.000%, 6/01/42	6/17 at 100.00	BBB	1,433,280
14,830	5.875%, 6/01/47	6/17 at 100.00	BBB	8,514,348
5,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	BBB	2,448,362
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
6,720	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	6,684,720
780	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 (Pre-refunded	1/10 at 101.00	AAA	802,893
	1/01/10) – FSA Insured
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,603,317
	5.000%, 5/01/30
5,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 101.00	N/R	4,689,822
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
12,400	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	10,682,972
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
70,290	Total Ohio			54,143,965
	Oregon – 1.1% (0.7% of Total Investments)
9,150	Port of St. Helens, Oregon, Pollution Control Revenue Bonds, Portland General Electric	No Opt. Call	BBB+	9,077,898
	Company, Series 1985B, 4.800%, 6/01/10
	Pennsylvania – 3.6% (2.3% of Total Investments)
1,250	Allegheny County, Pennsylvania, Hospital Development Authority, University of Pittsburgh Medical	No Opt. Call	Aa3	1,228,288
	Center Revenue Bonds, Series 2009A, 5.500%, 8/15/34
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue
	Bonds, Series 1998:
3,125	0.000%, 5/15/22 – FSA Insured	No Opt. Call	AAA	1,710,750
3,125	0.000%, 5/15/23 – FSA Insured	No Opt. Call	AAA	1,602,844
3,135	0.000%, 5/15/24 – FSA Insured	No Opt. Call	AAA	1,507,214
3,155	0.000%, 5/15/26 – FSA Insured	No Opt. Call	AAA	1,339,140
4,145	0.000%, 11/15/26 – FSA Insured	No Opt. Call	AAA	1,715,035
2,800	0.000%, 5/15/28 – FSA Insured	No Opt. Call	AAA	1,032,276
3,000	0.000%, 11/15/28 – FSA Insured	No Opt. Call	AAA	1,077,030
1,035	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,038,871
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)

11,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Catholic Health East, Series 1998A,	11/09 at 101.00	A1	10,765,370
	4.875%, 11/15/18 – AMBAC Insured
4,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/10 at 100.00	B–	3,295,665
	Bonds, Northampton Generating Project, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)
300	Pennsylvania Economic Development Financing Authority, Subordinate Resource Recovery Revenue	1/10 at 100.00	N/R	187,122
	Bonds, Northampton Generating Project, Series 1994C, 6.875%, 1/01/11 (Alternative Minimum Tax)
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	3,405,400
	6/01/33 – FSA Insured
45,570	Total Pennsylvania			29,905,005
	Puerto Rico – 0.8% (0.5% of Total Investments)
1,250	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.875%,	7/10 at 101.00	AAA	1,322,075
	7/01/21 (Pre-refunded 7/01/10) – MBIA Insured
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,141,750
	8/01/47 – AMBAC Insured
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Trust 2653,	8/17 at 100.00	AA–	3,341,175
	17.704%, 8/01/57 (IF)
30,000	Total Puerto Rico			6,805,000
	Rhode Island – 0.7% (0.4% of Total Investments)
2,000	Kent County Water Authority, Rhode Island, General Revenue Bonds, Series 2002A, 5.000%,	7/12 at 100.00	A	1,986,060
	7/15/23 – MBIA Insured
	Rhode Island Health and Educational Building Corporation, Revenue Refunding Bonds, Salve
	Regina University, Series 2002:
1,260	5.250%, 3/15/17 – RAAI Insured	3/12 at 101.00	BBB–	1,257,568
1,080	5.250%, 3/15/18 – RAAI Insured	3/12 at 101.00	BBB–	1,070,345
1,600	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,329,344
	Series 2002A, 6.125%, 6/01/32
5,940	Total Rhode Island			5,643,317
	South Carolina – 2.9% (1.9% of Total Investments)
2,625	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A	2,669,048
	Series 2004A, 5.250%, 2/15/25 – MBIA Insured
26,955	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	6,940,104
	0.000%, 1/01/31 – AMBAC Insured
13,790	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	14,509,562
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
43,370	Total South Carolina			24,118,714
	Tennessee – 1.5% (1.0% of Total Investments)
2,860	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	A (4)	2,891,060
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
1,700	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/10 at 101.00	A2	1,707,769
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	6,848,220
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,297,700
	Wellmont Health System, Refunding Series 200A, 5.440%, 9/01/32
12,560	Total Tennessee			12,744,749
	Texas – 7.4% (4.8% of Total Investments)
3,975	Bell County Health Facilities Development Corporation, Texas, Revenue Bonds, Scott and White	2/10 at 101.00	AAA	4,136,465
	Memorial Hospital and Scott, Sherwood and Brindley Foundation, Series 2000A, 6.125%, 8/15/23
	(Pre-refunded 2/15/10) – MBIA Insured
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	AA–	4,650,950
	5.000%, 5/01/35 – MBIA Insured
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	A	3,082,960
13,000	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	A	9,537,450

4,000	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003,	2/13 at 100.00	AA+	4,084,360
	5.000%, 2/15/26 – AMBAC Insured (UB)
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AA	2,555,553
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A, 5.500%,	7/18 at 100.00	AA–	1,560,928
	7/01/39 (WI/DD, Settling 8/20/09)
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 23.67	AAA	5,913,791
	Bonds, Series 2006, 0.000%, 8/15/40
	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax
	School Building and Refunding Bonds, Series 1998:
4,930	0.000%, 8/15/20	8/09 at 54.76	AAA	2,702,034
3,705	0.000%, 8/15/22	8/09 at 48.77	AAA	1,804,187
3,480	Pearland, Texas, General Obligation Bonds, Series 2002, 5.000%, 3/01/27 (Pre-refunded	3/12 at 100.00	Aaa	3,840,215
	3/01/12) – FGIC Insured
7,320	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1998A,	8/09 at 100.00	Aa1	7,323,074
	4.500%, 2/01/21
6,000	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	6,403,140
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
4,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	4,178,920
	1999, 5.000%, 3/01/22 – FSA Insured
98,750	Total Texas			61,774,027
	Utah – 3.1% (2.0% of Total Investments)
	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997:
12,885	5.250%, 8/15/21 – MBIA Insured (ETM)	8/09 at 100.00	A (4)	12,928,036
3,900	5.250%, 8/15/26 – MBIA Insured (ETM)	8/09 at 100.00	A (4)	3,913,026
1,960	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18	1/12 at 100.00	AA–	1,941,400
	(Alternative Minimum Tax)
5	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000B, 6.250%, 7/01/22	1/10 at 100.00	AA	5,133
	(Alternative Minimum Tax)
620	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14	7/10 at 100.00	AA–	631,042
	(Alternative Minimum Tax)
530	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%,	7/10 at 100.00	AA	533,784
	1/01/27 (Alternative Minimum Tax)
840	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%,	7/10 at 100.00	AA–	854,683
	1/01/15 (Alternative Minimum Tax)
785	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27	7/11 at 100.00	AA	789,051
	(Alternative Minimum Tax)
545	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19	1/11 at 100.00	Aaa	562,881
	(Alternative Minimum Tax)
3,000	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2002C, 5.250%,	10/12 at 100.00	N/R (4)	3,382,860
	10/01/28 (Pre-refunded 10/01/12) – AMBAC Insured
25,070	Total Utah			25,541,896
	Virgin Islands – 0.8% (0.5% of Total Investments)
4,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	3,961,724
	10/01/33 – RAAI Insured
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	2,405,025
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
7,200	Total Virgin Islands			6,366,749
	Washington – 5.3% (3.5% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA	4,773,730
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – MBIA Insured
	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,
	Series 2004:
465	5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	A	473,054
3,100	5.000%, 9/01/28 – FGIC Insured	9/14 at 100.00	A	3,051,175
5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	AAA	5,475,950
	2003A, 5.500%, 7/01/16 (UB)
10,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	8,908,100
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB)

4,685	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	A (4)	4,809,902
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
5,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Kline Galland	1/10 at 101.00	BBB–	4,690,850
	Center, Series 1999, 6.000%, 7/01/29 – RAAI Insured
12,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2001D, 5.250%, 1/01/26	1/11 at 100.00	AA+	12,189,240
52,485	Total Washington			44,372,001
	West Virginia – 0.6% (0.4% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	4,926,010
	Series 2003L, 5.500%, 10/01/22
	Wisconsin – 3.0% (2.0% of Total Investments)
11,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 101.00	BBB+	10,982,062
	Series 1999, 6.250%, 2/15/29 – RAAI Insured
7,315	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Millennium Housing	1/10 at 102.00	N/R	5,647,253
	Foundation Inc., Series 1998, 6.100%, 1/01/28
9,400	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	8,415,256
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax) (UB)
28,335	Total Wisconsin			25,044,571
$ 1,595,435	Total Investments (cost $1,284,743,001) – 153.6%			1,274,557,071
	Floating Rate Obligations – (5.2)%			(43,260,000)
	Other Assets Less Liabilities – 2.2%			18,157,353
	Auction Rate Preferred Shares, at Liquidation Value – (50.6)% (5)			(419,900,000)
	Net Assets Applicable to Common Shares – 100%			$ 829,554,424

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$1,274,557,071	$ —	$1,274,557,071

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $1,240,072,199.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 61,384,409
Depreciation	(70,154,288)

Net unrealized appreciation (depreciation) of investments	$ (8,769,879)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Performance Plus Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009